Redeemable Ordinary Shares - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 30, 2014	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Proceeds from common stock			$ 28,405	$ 0	$ 0
IPO [Member]
Class of Stock [Line Items]
Newly issued shares		2,156,250
Conversion of preferred shares to Class A ordinary shares		10,268,077	742,320
Redeemable ordinary shares [Member] | Investor D [Member]
Class of Stock [Line Items]
Ordinary shares, issued	742,320
Ordinary shares issued, price per share	$ 16.17
Shares transferred from treasury shares	99,022
Newly issued shares	643,298
Proceeds from common stock	$ 12,000
Accrued interest at a non-compound interest rate			0.00%